Cash and cash equivalents	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents [Abstract]
Cash and cash equivalents
Note 12.- Cash and cash equivalents

The following table shows the detail of Cash and cash equivalents as of December 31, 2018 and 2017:

	Balance as of December 31,
	2018	2017
Cash at bank and on hand	631,542	669,387
Total	631,542	669,387

Cash includes funds held to satisfy the customary requirements of certain non-recourse debt agreements within the Company´s projects amounting to $296 million.

The following breakdown shows the main currencies in which cash and cash equivalent balances are denominated:

	Balance as of December 31,
Currency	2018	2017
U.S. dollar	328,716	319,400
Euro	228,036	288,625
Algerian Dinar	11,602	13,628
South African Rand	55,257	40,999
Others	7,931	6,735
Total	631,542	669,387